Notes Payable and Lines of Credit - Additional Information (Detail) (USD $)	1 Months Ended						6 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended		1 Months Ended				1 Months Ended							6 Months Ended	12 Months Ended		12 Months Ended			6 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended									1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended								1 Months Ended			6 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended					1 Months Ended						0 Months Ended	12 Months Ended				1 Months Ended		6 Months Ended					1 Months Ended		6 Months Ended			1 Months Ended		1 Months Ended
	Apr. 10, 2013	Aug. 14, 2012	Feb. 29, 2012	Sep. 30, 2011	Jan. 31, 2008	Jan. 22, 2007	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 27, 2012	Sep. 06, 2012	Dec. 31, 2012 Scenario, Plan [Member]	Apr. 10, 2013 IPO [Member]	Dec. 31, 2012 John Pappajohn [Member]	Oct. 22, 2012 John Pappajohn [Member]	Feb. 11, 2013 John Pappajohn [Member] Minimum [Member]	Apr. 10, 2013 NNJCA [Member]	Jun. 30, 2013 NNJCA [Member]	Jun. 30, 2013 Dr. Pecora [Member]	Feb. 13, 2013 Convertible Debt Securities [Member]	Feb. 13, 2013 Convertible Debt Securities [Member] John Pappajohn [Member]	Feb. 13, 2013 Convertible Debt Securities [Member] NNJCA [Member]	Apr. 10, 2013 December 2011 Financing Transaction [Member]	Oct. 23, 2012 December 2011 Financing Transaction [Member]	Oct. 15, 2012 December 2011 Financing Transaction [Member]	Dec. 22, 2011 December 2011 Financing Transaction [Member]	Jun. 30, 2013 December 2011 Financing Transaction [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] Prime rate plus [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] Maturing April 1, 2014 [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] Maturing August 15, 2013 [Member]	Jun. 30, 2013 December 2011 Financing Transaction [Member] Maturing August 15, 2013 [Member]	Jun. 30, 2013 December 2011 Financing Transaction [Member] Short-term Debt [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] Warrants issued as a consequence of not consummating IPO [Member]	Oct. 15, 2012 December 2011 Financing Transaction [Member] Prepay loan prior to February 12, 2013 [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] Prepay loan prior to February 12, 2013 [Member]	Oct. 23, 2012 December 2011 Financing Transaction [Member] Scenario, Plan [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] Scenario, Plan [Member]	Apr. 10, 2013 December 2011 Financing Transaction [Member] IPO [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] Minimum [Member] Scenario, Plan [Member]	Apr. 10, 2013 December 2011 Financing Transaction [Member] John Pappajohn [Member]	Oct. 23, 2012 December 2011 Financing Transaction [Member] John Pappajohn [Member]	Dec. 22, 2011 December 2011 Financing Transaction [Member] John Pappajohn [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] John Pappajohn [Member]	Jun. 30, 2013 December 2011 Financing Transaction [Member] John Pappajohn [Member]	Feb. 13, 2012 December 2011 Financing Transaction [Member] John Pappajohn [Member]	Oct. 23, 2012 December 2011 Financing Transaction [Member] John Pappajohn [Member] Scenario, Plan [Member]	Apr. 10, 2013 December 2011 Financing Transaction [Member] NNJCA [Member]	Jun. 30, 2013 December 2011 Financing Transaction [Member] NNJCA [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] NNJCA [Member]	Feb. 13, 2012 December 2011 Financing Transaction [Member] NNJCA [Member]	Jun. 30, 2013 December 2011 Financing Transaction [Member] Dr. Pecora [Member]	Apr. 10, 2013 December 2011 Financing Transaction [Member] Dr. Pecora [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] Dr. Pecora [Member]	Feb. 13, 2012 December 2011 Financing Transaction [Member] Dr. Pecora [Member]	Feb. 13, 2012 December 2011 Financing Transaction [Member] Mr. Pappajohn, Dr. Pecora and NNJCA [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] Mr. Pappajohn, Dr. Pecora and NNJCA [Member]	Oct. 23, 2012 December 2011 Financing Transaction [Member] Spouse [Member]	Aug. 27, 2012 Convertible Debt Financing Transaction [Member]	Dec. 31, 2012 Convertible Debt Financing Transaction [Member]	Nov. 27, 2012 Convertible Debt Financing Transaction [Member] Restated credit agreement [Member]	Oct. 17, 2012 Convertible Debt Financing Transaction [Member] Restated credit agreement [Member]	Dec. 31, 2012 Convertible Debt Financing Transaction [Member] Restated credit agreement [Member]	Aug. 27, 2012 Convertible Debt Financing Transaction [Member] Prime rate plus [Member]	Aug. 27, 2012 Convertible Debt Financing Transaction [Member] Scenario, Plan [Member]	Oct. 17, 2012 Convertible Debt Financing Transaction [Member] Scenario, Plan [Member] Restated credit agreement [Member]	Aug. 27, 2012 Convertible Debt Financing Transaction [Member] John Pappajohn [Member]	Dec. 31, 2012 Convertible Debt Financing Transaction [Member] John Pappajohn [Member] Restated credit agreement [Member]	Oct. 17, 2012 Convertible Debt Financing Transaction [Member] John Pappajohn [Member] Restated credit agreement [Member]	Aug. 27, 2012 Convertible Debt Financing Transaction [Member] Mr. Oman [Member]	Dec. 31, 2012 Convertible Debt Financing Transaction [Member] Mr. Oman [Member] Restated credit agreement [Member]	Oct. 17, 2012 Convertible Debt Financing Transaction [Member] Mr. Oman [Member] Restated credit agreement [Member]	Feb. 22, 2013 Convertible Debt Financing Transaction [Member] Class G Warrants [Member] Restated credit agreement [Member]	Apr. 10, 2013 December 2012 Bridge Financing Transaction [Member]	Dec. 07, 2012 December 2012 Bridge Financing Transaction [Member]	Jun. 30, 2013 December 2012 Bridge Financing Transaction [Member]	Dec. 31, 2012 December 2012 Bridge Financing Transaction [Member]	Jun. 30, 2013 December 2012 Bridge Financing Transaction [Member] IPO [Member]	Dec. 07, 2012 December 2012 Bridge Financing Transaction [Member] IPO [Member]	Dec. 31, 2012 December 2012 Bridge Financing Transaction [Member] John Pappajohn [Member]	Dec. 07, 2012 December 2012 Bridge Financing Transaction [Member] John Pappajohn [Member]	Dec. 31, 2012 December 2012 Bridge Financing Transaction [Member] John Pappajohn [Member] Prime rate plus [Member]	Dec. 31, 2012 December 2012 Bridge Financing Transaction [Member] John Pappajohn [Member] Scenario, Plan [Member]	Jun. 07, 2013 December 2012 Bridge Financing Transaction [Member] Warrants [Member] John Pappajohn [Member]	Mar. 07, 2013 December 2012 Bridge Financing Transaction [Member] Warrants [Member] John Pappajohn [Member]	Jun. 30, 2013 Wells Fargo Bank [Member]	Dec. 31, 2012 Wells Fargo Bank [Member]	Dec. 31, 2012 Wells Fargo Bank [Member] One Month London Interbank Offered Rate [Member]	Oct. 16, 2012 DAM Holdings, LLC [Member]	Mar. 31, 2012 DAM Holdings, LLC [Member]	Mar. 23, 2011 DAM Holdings, LLC [Member]	Mar. 23, 2011 DAM Holdings, LLC [Member] Scenario, Forecast [Member]	Mar. 23, 2011 DAM Holdings, LLC [Member] If certain maturity events do occur prior to April 1, 2013 [Member]	Oct. 17, 2012 DAM Holdings, LLC [Member] John Pappajohn [Member]	Oct. 17, 2012 DAM Holdings, LLC [Member] John Pappajohn [Member] Scenario, Plan [Member]	Feb. 13, 2013 DAM Holdings, LLC [Member] Convertible Debt Securities [Member]	Jun. 30, 2013 Secured Note Payable [Member]	Apr. 10, 2013 Secured Note Payable [Member]	Dec. 31, 2012 Secured Note Payable [Member]	Apr. 10, 2013 Other Note Payable [Member]	Dec. 31, 2012 Other Note Payable [Member]	Dec. 31, 2011 Other Note Payable [Member]	Jun. 30, 2013 Other Note Payable [Member]	Apr. 10, 2013 Wells Fargo [Member]	Apr. 10, 2013 Business Lines of Credit (DAM) [Member]	Feb. 13, 2013 Business Lines of Credit (DAM) [Member]	Jun. 30, 2012 Business Lines of Credit (DAM) [Member]	Jun. 30, 2013 Business Lines of Credit (DAM) [Member]	Mar. 19, 2013 Business Lines of Credit (DAM) [Member]	Dec. 31, 2012 Business Lines of Credit (DAM) [Member]	Apr. 10, 2013 Business Lines of Credit (DAM) [Member] IPO [Member]	Apr. 10, 2013 2012 Convertible Debt Financing Transaction [Member]	Feb. 22, 2013 2012 Convertible Debt Financing Transaction [Member]	Jun. 30, 2013 2012 Convertible Debt Financing Transaction [Member]	Jun. 30, 2013 2012 Convertible Debt Financing Transaction [Member] IPO [Member]	Apr. 10, 2013 2012 Convertible Debt Financing Transaction [Member] IPO [Member]	Feb. 22, 2013 2012 Convertible Debt Financing Transaction [Member] John Pappajohn [Member]	Apr. 10, 2013 2012 Convertible Debt Financing Transaction [Member] John Pappajohn [Member]	Feb. 22, 2013 2012 Convertible Debt Financing Transaction [Member] Mr. Oman [Member]	Apr. 10, 2013 2012 Convertible Debt Financing Transaction [Member] Mr. Oman [Member]
Debt Instrument [Line Items]
Discount on notes	$ 3,500,000				$ 3,191				$ 161,000																																																				$ 1,642,490
Accrued fee on debt instrument	419,000						130,000																				130,000																																																																																52,500
Recognizable conversion feature in converted debt	3,000,000
Line of credit outstanding under credit agreement																																																																																																								6,000,000	2,000,000			2,000,000	2,000,000	3,000,000
Debt outstanding principal							1,500,000											500,000	1,500,000								1,500,000	6,000,000																2,000,000	4,000,000			1,000,000	1,500,000			500,000	500,000					2,000,000					3,000,000					1,750,000			1,250,000									1,000,000	1,000,000																															3,000,000						1,750,000		1,250,000
Notes Payable, Current Portion							1,564,014	3,836,567	100,000																							1,500,000																																																																		64,014
Conversion of outstanding debt to common stock	9,634,300																500,000						4,500,000																		4,000,000							500,000																										1,000,000																															1,000,000	1,000,000						3,000,000
Common Shares	963,430						12,596,066										50,000						450,000																									450,000																										100,000	100,000																									13,430					100,000							300,000
Conversion price of loan													$ 10.00																										$ 10.00																				$ 42.50			$ 42.50	$ 42.50													$ 42.50		$ 10	$ 10	$ 42.50																				$ 10.00											$ 10				$ 10.00	$ 10
Debt instrument spread on variable rate							6.25%																				6.25%		6.25%																																		6.25%	6.25%												6.25%						6.25%				1.75%		1.75%																										6.25%
Interest rate at period end							9.50%																				9.50%	9.50%																															9.50%				9.50%													9.50%				9.50%							1.96%																											9.50%
Debt instrument maturity date							Aug. 15, 2013																							Apr. 01, 2014	Aug. 13, 2013		Aug. 15, 2013																										Feb. 26, 2014				Feb. 26, 2014																	Jun. 07, 2014						Apr. 01, 2014	Apr. 01, 2014			Apr. 01, 2013											Apr. 01, 2014	Apr. 01, 2014					Aug. 15, 2013
Debt instrument amount paid upon conversion of the notes							50,527																				50,527
IPO funding period																																																																																																																		181 days
Warrants duration																										5 years																																			10 years	10 years											10 years			10 years				10 years				10 years	10 years																													10 years
Warrants to purchase aggregate common stock																																																																												2,353																																						7,059
Exercise price				$ 4.00	$ 14.10	$ 14.10	$ 12.15 [1]	$ 25.30								$ 15.00								$ 42.50		$ 42.50																$ 42.50																	$ 42.50			$ 42.50														$ 42.50				$ 42.50				$ 42.50	$ 42.50						$ 12.50			$ 42.50																				$ 42.50
Borrowings from utilization of line of credit																																																																																						6,000,000	6,000,000				3,000,000
Interest on line of credit at end period																																																																																						1.95%
Line of credit, indebtedness																																																																																																									1,000,000
Prepayment penalty																																				320,000																																																																							35,422
Annual interest rate equal to prime rate																																																																																																											10.00%
Annual interest rate, maximum																																																																																																											18.00%
Debt instrument, interest rate																												12.00%																																																															10.00%		18.00%				18.00%		18.00%		8.50%	8.50%	8.50%
Notes Payable																																																																																																	64,014		102,165		100,000	100,000
Notes Payable, Long-Term								2,440,683	1,912,365																																																																																												100,000
Accrued interest on notes payable																																																																																																					34,300
Financing amount																														2,000,000	4,000,000												3,000,000	4,000,000		1,000,000				1,500,000	1,500,000			500,000	500,000												1,000,000		750,000	1,000,000		250,000
Loan repayment period																																						30 days
Gross proceeds from IPO	5,000,000						5,054,514					15,000,000																												15,000,000																																																				10,000,000
Warrant issued				228,288	3,546	8,865		70,598		65,328	70,598				10,157									9,412		84,705																20,669																	28,235		7,059	114,510											7,059							23,529				2,353	2,353					15,000
Warrant exercise price discount on IPO or merger price																										20.00%																																	20.00%
IPO or merger price																			$ 10.00							$ 53.13
Warrant issued		4,706	28,235																																								42,352													42,352	28,235																			2,353															60,000			101.57																							4,118		2,941
Number of days after IPO filing																												180 days																													181 days
Issuances of securities at a price below exercise price prior									150,000																												5,000,000	5,000,000									5,000,000																		5,000,000	5,000,000																	5,000,000												5,000,000
Debt converted into common stock																				3,500,000	2,000,000	500,000																						2,000,000																																																				1,000,000
Fair value of the warrants				6,415,000		12,854		144,000							298,000									267,000				2,052,000						421,000																										1,108,000	3,097,000															47,000	839,000													306,000	1,019,000																						221,000
Number of warrants agreed to be surrendered								193,176																	37,646
Increase in pre-payment penalties																																			130,000
Gain (loss) on warrant restructuring								(1,862,012)						(2,319,512)											328,000																	545,000																					1,506,512																										129,500					268,000
Warrant amended																																										75,294																																																				37,000
Debt instrument maturity date																								Apr. 01, 2014
Conversion price of loan into common stock																																																											20.00%
IPO or merger price	$ 10.00							$ 10.00																																																			$ 53.13																	$ 10.00																																					$ 10.00
Warrants cancelled																																																														28,235
Lock-up agreement period after consummation of IPO																																																																													180 days
Debt instrument maturity date																																																																																											Apr. 01, 2013
Warrant expiration date																																																																																											2016-03
Interest payment at maturity date																																																																																									52,500
Accrued interest on notes payable																																																																																																					$ 34,000	$ 36,000

[1]	Weighted average exercise prices are as of June 30, 2013.